Acquisition - Schedule of business combinations (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jul. 14, 2025
Disclosure of detailed information about business combination [line items]
Goodwill	$ 425,563	$ 426,659
WHOW Games
Disclosure of detailed information about business combination [line items]
Total purchase consideration			$ 64,302
Identifiable Assets and liabilities, net			27,628
Cash and cash equivalents			2,714
Accounts receivable			4,409
Prepaid expenses, and other assets			164
Intangible assets			36,205
Property and equipment			255
Right-of-use assets			1,163
Deferred tax assets			188
Other non-current assets			193
Accounts payable and other payables			(3,930)
Income taxes payable			(2,350)
Lease liabilities			(1,232)
Other current liabilities			(498)
Deferred tax liabilities			(9,653)
Goodwill			$ 36,674